Risk Management Activities - Commodity derivative instruments not designated as hedging instruments (Details) - Non-Hedges - Commodity risk management	Dec. 31, 2021 MWh J t	Dec. 31, 2020 MWh J t
Electricity
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	46,139,000	12,944,000
Notional amount purchased	14,951,000	8,258,000
Natural gas
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold | J	7,501,000	23,035,000
Notional amount purchased | J	173,898,000	177,448,000
Transmission
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	37,000	0
Notional amount purchased	1,097,000	1,578,000
Emissions
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount sold	445,000	1,831,000
Notional amount purchased	2,030,000	2,112,000
Notional amount sold | t	350,000	2,160,000
Notional amount purchased | t	350,000	2,365,000